Principal Activities and Organization (Variable Interest Entity) (Narrative) (Details) (Beijing Technology [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 NQ Beijing [Member] Exclusive Technical Consulting Services Agreement [Member]	Dec. 31, 2012 NQ Beijing [Member] Business Operation Agreement [Member]	Dec. 31, 2012 NQ Beijing [Member] Equity Disposition Agreement [Member]	Dec. 31, 2012 Founders [Member] Loan Agreements [Member]	Dec. 31, 2011 Founders [Member] Loan Agreements [Member]
VIE Agreement [Line Items]
VIE Agreement, advanced notice period	30 days	30 days
VIE Agreement, effective period of agreement			10 years
VIE Agreement, interest-free loans for funds necessary for capital injection of VIE				$ 7,588	$ 1,222